Debt and Debt Guarantee (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		4 Months Ended		1 Months Ended	2 Months Ended			1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				96 Months Ended		1 Months Ended		0 Months Ended			12 Months Ended	2 Months Ended		2 Months Ended		2 Months Ended		0 Months Ended	2 Months Ended		0 Months Ended
	Jul. 03, 2012	Sep. 27, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Officer [Member]	Mar. 26, 2012 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	Oct. 18, 2006 Notes Payable [Member]	Apr. 30, 2012 Demand Notes Payable [Member]	Dec. 31, 2011 Demand Notes Payable [Member]	Mar. 31, 2010 Convertible Debentures - 2009 [Member]	Sep. 30, 2009 Convertible Debentures - 2009 [Member]	Aug. 31, 2011 Convertible Debentures - 2009 [Member]	Dec. 31, 2010 Convertible Debentures - 2009 [Member]	Dec. 31, 2011 Convertible Debentures - 2010 [Member]	Aug. 31, 2011 Convertible Debentures - 2010 [Member]	Apr. 30, 2012 Convertible Debentures - 2010 [Member]	Jul. 31, 2011 Convertible Debentures - 2010 [Member]	Dec. 31, 2012 Convertible Debentures - 2010 [Member]	Dec. 31, 2010 Convertible Debentures - 2010 [Member]	Mar. 31, 2012 Convertible Debentures - 2010 [Member]	Nov. 30, 2010 Convertible Debentures - 2010 [Member]	Dec. 31, 2012 Maxum Overseas Fund [Member]	Dec. 31, 2011 Maxum Overseas Fund [Member]	Sep. 30, 2011 Maxum Overseas Fund [Member]	Jul. 03, 2012 Royalty Term Agreement [Member]	Dec. 31, 2012 Royalty Term Agreement [Member]	Jul. 03, 2012 Anti-dilutive Shares [Member]	Dec. 31, 2012 Anti-dilutive Shares [Member]	Jul. 03, 2012 ASYM Purchase Agreement [Member]	Dec. 31, 2012 ASYM Purchase Agreement [Member]	Jul. 06, 2012 ASYM Purchase Agreement [Member]	Jul. 06, 2012 ASYM Management Agreement [Member]	Jul. 03, 2012 ASYM Management Agreement [Member]	Dec. 31, 2011 Loan Guarantee [Member]	Dec. 31, 2004 Loan Guarantee [Member]	Apr. 30, 2012 24% Note Transaction [Member] Demand Notes Payable [Member]	Aug. 31, 2011 24% Note Transaction [Member] Demand Notes Payable [Member]	Jul. 06, 2012 Tranche One [Member]	Sep. 27, 2012 Tranche One [Member]	Jul. 03, 2012 Tranche One [Member]	Dec. 31, 2012 Anti-Dilution Provision [Member]	Dec. 31, 2012 Tranche Two [Member]	Nov. 19, 2012 Tranche Two [Member]	Dec. 31, 2012 Tranche Three [Member]	Dec. 17, 2012 Tranche Three [Member]	Dec. 31, 2012 Minimum [Member]	Jul. 03, 2012 Minimum [Member]	Jul. 03, 2012 Minimum [Member] ASYM Purchase Agreement [Member]	Dec. 31, 2012 Maximum [Member]	Jul. 03, 2012 Maximum [Member]	Jul. 03, 2012 Maximum [Member] ASYM Purchase Agreement [Member]
Notes payable			$ 0	$ 0	$ 0	$ 202,484					$ 25,000		$ 79,980																												$ 71,000
Debt interest rate											12.00%		6.00%																				15.00%								24.00%
Accrued interest Expense					2,115,799	1,412,177			21,819			2,688																												12,140
Number of common stock due to conversion of Note payable and accrued interest									187,277			330,671																												332,561
Common stock, fair market value per share									$ 0.25			$ 0.25																												$ 0.25
Short term note from officer			39,200	39,200	39,200	0		39,200
Convertible debenture, face amount															500,000								1,462,774	198,000
Convertible debenture, interest rate															18.00%								24.00%																													10.00%			18.00%
Convertible debenture, conversion price per share	$ 0.25													$ 0.35		$ 0.35		$ 0.25		$ 0.25			$ 0.90		$ 0.25				$ 0.25
Convertible debenture, conversion price as percentage of five proceeding days of weighted average closing price																25.00%	25.00%
Proceeds from convertible debenture					198,000	1,700,918									1,000,000
Warrants issued (in shares)		376,209													2,857,142																															18,773		31,147
Warrants exercise price	0.20	0.2946								0.01					0.50																											0.031	0.35
Convertible debenture, discount to average closing price of five proceeding days																	$ 0.25
Convertible debenture converted to stock (in shares)																		4,363,611		12,652,869
Convertible debenture converted to stock														350,000				1,090,902		3,163,218
Convertible debenture, net of discount of $0 and $212,070			0	0	0	2,164,205
Beneficial conversion feature issued on convertible debenture						472,377
Line of credit facility, maximum borrowing capacity																			3,000,000		2,000,000		1,500,000
Line of credit facility, royalty interest rate																			3.00%								6.00%		6.00%
Prepaid royalty interest																												113,164
Amortized prepaid financing charge																										42,436	35,364
Prepaid expenses					(48,518)	71,091
Royalty earned																					1,700,918
Gain on forgiveness of debt					322,731	0																158,185								77,800								86,746
Convertible debenture, discount			212,070	212,070	212,070	646,760
Interest expense					2,115,799	1,412,177
Future royalty payments					108,746
Unamortized financing costs					30,946
Anti-dilutive shares to be issued					4,633																											4,633													3,003,104
Derivative liability																													333,943																333,664
Common Stock, Shares, Issued			47,620,406	47,620,406	47,620,406	32,867,028	542,856																									3,003,104
Finance expense		59,124	4,452	425,468	360,776					174,683																																354,049			406,615
Convertible debenture			633,306	633,306	633,306	0
Stock issued upon conversion						4,363,611								1,000,000
Estimated amount of potentially dilutive securities	2,576,975																												2,385,311		2,576,975
Fair value of potentially dilutive securities	354,049
Increase in derivative liability																						360,497
Loss on the change in fair value					(5,265)	0
Debt financing																																	10,000,000
Tranche amount																																	1,000,000										700,000	1,000,000			5,000		5,000
Amount of tranche received upon closing																																	300,000									300,000
Proceeds funded upon certain conditions																																	700,000
Percentage of principle amount funded																																	110.00%
Administrative fee																																	100,000
Monthly management fee																																					12,000
Percentage of Purchase Agreement's balance not funded																																					2.00%
Percentage of tranche amount for warrant entitlement																																	83.00%				17.00%
Percent of volume weighted average price per share	85.00%
Warrant exercise price multiplier	40,000
Liabilities			1,641,296	1,641,296	1,641,296	4,230,209																																													500,000
Ownership interest from exercise of warrants			4.99%	4.99%	4.99%																								4.99%																									4.99%
Exercise price	$ 0.031		$ 0.01	$ 0.01	$ 0.01
Volitility	181.00%	179.00%																																																184.00%			185.00%
Risk free rate	0.69%	0.64%																																																0.64%			0.77%
Share price on date of grant	$ 0.14	$ 0.16																																																$ 0.07			$ 0.12
Additional funding received under first tranche																																											180,000
Class of warrant or right period underlying shares																																			2,138,889	438,086						2,576,975
Accured estimated claim amount																																							94,860
Comprehensive loss on foreign currency																																						8,114
Royalty percentage																					3.00%													3.00%
Waiver fee																																		$ 25,000